John Hancock
Preferred Income Fund III
Quarterly portfolio holdings 10/31/2020

Fund’s investments
As of 10-31-20 (unaudited)
	Shares	Value
Preferred securities (A) 112.2% (76.0% of Total investments)		$580,659,074
(Cost $597,874,938)
Communication services 12.8%		65,949,689
Diversified telecommunication services 2.5%
Qwest Corp., 6.125% (B)	20,000	504,400
Qwest Corp., 6.500% (B)	141,033	3,583,649
Qwest Corp., 6.750%	330,000	8,622,900
Wireless telecommunication services 10.3%
Telephone & Data Systems, Inc., 6.875% (B)	473,000	11,985,820
Telephone & Data Systems, Inc., 7.000% (B)(C)	415,000	10,470,450
U.S. Cellular Corp., 6.250%	300,000	7,873,500
U.S. Cellular Corp., 6.950% (B)(C)	673,431	17,145,553
U.S. Cellular Corp., 7.250% (B)	227,085	5,763,417
Consumer discretionary 1.2%		6,306,400
Internet and direct marketing retail 1.2%
Qurate Retail, Inc., 8.000%	50,000	4,891,000
QVC, Inc., 6.250% (B)	60,000	1,415,400
Consumer staples 2.1%		11,070,000
Food products 2.1%
Ocean Spray Cranberries, Inc., 6.250% (D)	135,000	11,070,000
Energy 1.8%		9,013,500
Oil, gas and consumable fuels 1.8%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,359,200
NuStar Logistics LP (3 month LIBOR + 6.734%), 6.971% (B)(E)	195,000	3,654,300
Financials 42.3%		218,831,185
Banks 23.5%
Bank of America Corp., 6.000% (B)	142,625	3,826,629
Bank of America Corp. (6.450% to 11-30-20, then 3 month LIBOR + 1.327%) (B)(C)	140,000	3,693,200
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.584% (E)	338,275	9,268,735
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)(C)	616,412	17,432,131
Fifth Third Bancorp, 6.000% (B)	211,595	5,619,963
First Republic Bank, 4.700% (B)	171,950	4,477,578
Fulton Financial Corp., 5.125%	149,500	3,789,825
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.065% (E)	466,377	12,004,544
Pinnacle Financial Partners, Inc., 6.750%	185,000	4,958,000
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)(C)	211,500	5,437,665
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	210,000	5,609,100
Truist Financial Corp., Series G, 5.200% (B)	387,500	9,858,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)	180,000	4,800,600
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	388,450	10,872,716
Wells Fargo & Company, 6.000%	62,265	1,583,399
Wells Fargo & Company, 7.500%	11,000	14,836,360
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	123,000	3,250,890
Western Alliance Bancorp, 6.250% (B)(C)	20,000	512,200
Capital markets 6.1%
Brookfield Finance, Inc., 4.625% (B)	130,000	3,256,500
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	170,000	4,804,200
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%) (B)	130,000	$3,632,200
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)(C)	692,953	19,922,399
Consumer finance 1.3%
Navient Corp., 6.000%	295,208	6,512,288
Insurance 11.3%
AEGON Funding Company LLC, 5.100% (B)(C)	347,450	9,054,547
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	183,925	4,793,086
American Financial Group, Inc., 5.125% (B)	162,725	4,393,575
American International Group, Inc., 5.850% (B)(C)	261,000	7,073,100
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(C)	325,000	8,703,500
Brighthouse Financial, Inc., 6.600%	293,491	7,780,446
Prudential PLC, 6.500% (B)	85,943	2,310,148
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (B)(C)	61,882	1,699,280
The Phoenix Companies, Inc., 7.450%	574,500	8,310,181
Unum Group, 6.250% (B)(C)	155,000	4,098,200
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (F)	80,000	656,000
Industrials 1.0%		5,235,962
Trading companies and distributors 1.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	180,675	5,235,962
Information technology 0.9%		4,759,960
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc., 8.000% (B)	4,000	4,759,960
Real estate 4.5%		23,359,066
Equity real estate investment trusts 4.5%
American Homes 4 Rent, Series E, 6.350% (B)(C)	100,006	2,576,155
American Homes 4 Rent, Series F, 5.875% (B)	175,450	4,605,563
Diversified Healthcare Trust, 5.625% (B)(C)	862,332	16,177,348
Utilities 45.6%		236,133,312
Electric utilities 17.3%
Duke Energy Corp., 5.125% (B)(C)	516,300	13,268,910
Duke Energy Corp., 5.750% (B)	240,000	6,768,000
Entergy Louisiana LLC, 5.250% (B)	153,587	4,007,085
Interstate Power & Light Company, 5.100% (B)	157,514	4,044,960
NextEra Energy, Inc., 5.279% (B)	70,000	3,461,500
NextEra Energy, Inc., 6.219% (B)(C)	135,000	6,659,550
PG&E Corp., 5.500%	50,000	4,981,000
PPL Capital Funding, Inc., 5.900% (B)	828,956	21,055,482
SCE Trust II, 5.100%	292,931	6,945,394
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	120,000	2,652,000
SCE Trust VI, 5.000%	13,725	313,479
The Southern Company, 6.750% (B)	320,000	15,468,800
Gas utilities 3.6%
South Jersey Industries, Inc., 5.625% (B)	251,850	6,414,620
South Jersey Industries, Inc., 7.250%	370,750	12,312,608
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Multi-utilities 24.7%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	375,000	$10,095,000
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	558,675	14,922,209
CenterPoint Energy, Inc., 7.000% (B)	800,000	31,816,000
CMS Energy Corp., 5.625% (B)(C)	235,000	6,352,050
DTE Energy Company, 5.250% (B)	200,000	5,314,000
DTE Energy Company, 6.000% (B)	96,347	2,533,926
DTE Energy Company, 6.250% (B)	544,000	25,883,520
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)(C)	296,303	8,014,996
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(C)	348,000	9,660,480
Sempra Energy, 5.750% (B)(C)	370,000	9,849,400

Sempra Energy, 6.750% (B)	32,700	3,338,343
Common stocks 4.4% (3.0% of Total investments)		$22,656,543
(Cost $36,230,870)
Communication services 0.3%		1,767,100
Diversified telecommunication services 0.3%
CenturyLink, Inc. (B)	205,000	1,767,100
Energy 2.6%		13,234,961
Oil, gas and consumable fuels 2.6%
BP PLC, ADR (B)	183,000	2,832,840
Equitrans Midstream Corp. (B)	468,013	3,397,774
The Williams Companies, Inc. (B)(C)	365,000	7,004,347
Utilities 1.5%		7,654,482
Multi-utilities 1.5%
Dominion Energy, Inc., 7.250% (B)(C)	73,700	7,654,482

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 27.4% (18.5% of Total investments)				$141,651,962
(Cost $150,306,940)
Communication services 1.4%				7,494,329
Wireless telecommunication services 1.4%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)(G)	6.875	07-19-27	7,895,000	7,494,329
Consumer discretionary 2.4%				12,499,840
Automobiles 2.4%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	3,250,000	3,363,750
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	9,182,000	9,136,090
Consumer staples 0.2%				871,200
Food products 0.2%
Land O' Lakes, Inc. (B)(C)(D)(G)	8.000	07-16-25	880,000	871,200
Energy 4.5%				23,055,393
Oil, gas and consumable fuels 4.5%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	12,273,000	7,977,450
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (B)(C)	6.250	03-01-78	1,000,000	1,011,803
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (B)(E)	3.269	11-01-66	9,000,000	4,635,000
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)(C)(G)	6.625	02-15-28	8,550,000	$6,070,500
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(G)	6.875	02-15-23	4,000,000	3,360,640
Financials 13.7%				70,982,559
Banks 8.1%
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(G)	7.750	09-15-23	2,870,000	2,959,171
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (G)	8.000	06-15-24	4,839,000	5,189,828
Citigroup, Inc. (6.125% to 2-15-21, then 3 month LIBOR + 4.478%) (G)	6.125	02-15-21	1,800,000	1,778,415
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(G)	6.375	04-06-24	7,500,000	7,508,850
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (G)	5.625	07-01-25	3,750,000	4,003,125
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (G)	5.625	07-15-30	2,000,000	2,237,500
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(C)(E)(G)	3.545	01-01-21	5,550,000	5,161,833
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	8,000,000	8,440,000
Regions Financial Corp. (5.750% to 6-15-25, then 5 Year CMT + 5.430%) (G)	5.750	06-15-25	2,400,000	2,571,000
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(G)	5.900	06-15-24	2,000,000	2,017,437
Capital markets 0.9%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(G)	5.375	06-01-25	4,100,000	4,489,500
Consumer finance 0.9%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (G)	6.125	06-23-25	4,500,000	4,851,000
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	4,000,000	4,064,450
Insurance 3.0%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (G)	6.000	06-01-25	2,500,000	2,656,250
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(G)	5.875	03-15-28	5,000,000	5,542,700
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(D)(G)	7.000	05-13-25	9,050,000	7,511,500
Materials 0.6%				3,047,280
Chemicals 0.6%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (D)	8.500	01-23-81	3,000,000	3,047,280
Utilities 4.6%				23,701,361
Electric utilities 3.0%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) (B)(C)	6.750	06-15-76	3,370,000	3,732,275
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	8,000,000	7,854,572
The Southern Company (4.000% to 1-15-26, then 5 Year CMT + 3.733%) (B)	4.000	01-15-51	4,000,000	4,067,674
Multi-utilities 1.6%
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (B)	4.750	06-01-50	4,500,000	4,810,287

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(C)	5.750	10-01-54	3,000,000	3,236,553
Capital preferred securities (H) 0.1% (0.1% of Total investments)				$630,756
(Cost $635,707)
Financials 0.1%				630,756
Banks 0.1%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(E)(G)	5.570	11-30-20	630,000	630,756

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

	Par value^	Value
Short-term investments 3.6% (2.4% of Total investments)		$18,640,000
(Cost $18,640,000)
Repurchase agreement 3.6%		18,640,000
Repurchase Agreement with State Street Corp. dated 10-30-20 at 0.000% to be repurchased at $18,640,000 on 11-2-20, collateralized by $19,021,300 U.S. Treasury Notes, 0.125% due 9-30-22 (valued at $19,012,855)	18,640,000	18,640,000
Total investments (Cost $803,688,455) 147.7%		$764,238,335
Other assets and liabilities, net (47.7%)		(246,715,860)
Total net assets 100.0%		$517,522,475

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-20 was $494,067,332. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $212,728,628.
(C)	All or a portion of this security is on loan as of 10-31-20, and is a component of the fund's leverage under the Credit Facility Agreement.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
The fund had the following country composition as a percentage of total investments on 10-31-20:
United States	89.5%
Canada	5.0%
United Kingdom	2.9%
Bermuda	1.2%
Japan	1.0%
Other countries	0.4%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Dec 2020	$(94,635,722)	$(93,988,750)	$646,972
						$646,972
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	77,000,000	USD	Fixed 2.136%	USD 3 Month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(2,920,761)	$(2,920,761)
								—	$(2,920,761)	$(2,920,761)

(a)	At 10-31-20, the 3 month LIBOR was 0.216%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2020, by major security category or type:
	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$65,949,689	$58,076,189	$7,873,500	—
Consumer discretionary	6,306,400	6,306,400	—	—
Consumer staples	11,070,000	—	11,070,000	—
Energy	9,013,500	9,013,500	—	—
Financials	218,831,185	210,521,004	8,310,181	—
Industrials	5,235,962	5,235,962	—	—
Information technology	4,759,960	4,759,960	—	—
Real estate	23,359,066	23,359,066	—	—
Utilities	236,133,312	228,118,316	8,014,996	—
Common stocks	22,656,543	22,656,543	—	—
Corporate bonds	141,651,962	—	141,651,962	—
Capital preferred securities	630,756	—	630,756	—
Short-term investments	18,640,000	—	18,640,000	—
Total investments in securities	$764,238,335	$568,046,940	$196,191,395	—
Derivatives:
Assets
Futures	$646,972	$646,972	—	—
Liabilities
Swap contracts	(2,920,761)	—	$(2,920,761)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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